Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 10 – ACCRUED LIABILITIES AND OTHER PAYABLES

At December 31, 2019 and 2018, accrued liabilities and other payables consisted of the following:

	December 31, 2019	December 31, 2018
Accrued professional service fees	$219,574	$282,928
Other	2,578	568
	$222,152	$283,496